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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment             [ ] Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
Address: 830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Newmark
Title: Chief Financial Officer
Phone: 973-921-3424

Signature, Place, and Date of Signing:


s/ David Newmark                          Short Hills, NJ      February 12, 2010
-------------------------------------   -------------------   ------------------
             (Signature)                   (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3
Form 13F Information Table Entry Total:         9
Form 13F Information Table Value Total:   143,530 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        Form 13F
No.   File Number           Name
---   -----------   --------------------
 1     028-12245    CHC Partners, L.L.C.
 2     028-12247    Kevin D. Eng
 3     028-12246    Howard T. Kaminsky

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                           FORM 13F INFORMATION TABLE

                                                                                                          COLUMN 8
          COLUMN 1          COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7    VOTING AUTHORITY
                            TITLE OF             VALUE   SHRS OR  SH/ PUT/   INVESTMENT     OTHER  ---------------------
       NAME OF ISSUER         CLASS    CUSIP    (X1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
--------------------------- -------- --------- -------- --------- --- ---- -------------- -------- --------- ------ ----
BANK OF AMERICA CORPORATION      COM 060505104  15,060  1,000,000 SH       Shared-Defined  1, 2, 3 1,000,000    0     0
CHENIERE ENERGY INC          COM NEW 16411R208     632    261,148 SH       Shared-Defined  1, 2, 3   261,148    0     0
CHENIERE ENERGY PARTNERS LP COM UNIT 16411Q101  12,910  1,000,000 SH       Shared-Defined  1, 2, 3 1,000,000    0     0
CIT GROUP INC                    COM 125581108   3,411    123,539 SH       Shared-Defined  1, 2, 3   123,539    0     0
CITIGROUP INC                    COM 172967101  27,337  8,258,878 SH       Shared-Defined  1, 2, 3 8,258,878    0     0
DANA HOLDING CORP                COM 235825205  15,758  1,453,667 SH       Shared-Defined  1, 2, 3 1,453,667    0     0
DEVELOPERS DIVERSIFIED RLTY      COM 251591103   9,672  1,044,541 SH       Shared-Defined  1, 2, 3 1,044,541    0     0
HYATT HOTELS CORP           COM CL A 448579102     745     25,000 SH       Shared-Defined  1, 2, 3    25,000    0     0
LEAR CORP                    COM NEW 521865204  58,005    857,551 SH       Shared-Defined  1, 2, 3   857,551    0     0